UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09749

Lifetime Achievement Fund, Inc.

(Exact name of Registrant as specified in Charter)

15858 West Dodge Road
Suite 310
Omaha, NE 68118

 (Address of principal executive offices)(zip code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road
Suite 310
Omaha, NE  68118

 (Name and address of agent for service)

Registrant's telephone number, including area code: (402) 330-1166

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Item 1.  Schedule of Investments.

Lifetime Achievement Fund, Inc.
SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

	Shares	Value
Mutual Funds: 103.4%
Diversified Emerging Markets: 2.1%
AIM Developing Markets Fund - Class A †	110,283	$3,173,959
Equity Precious Metals: 7.4%
Franklin Gold and Precious Metals Fund - Class A †	148,098	6,042,381
OCM Gold Fund* †	236,237	5,253,919
		11,296,300
Large Growth: 9.9%
Alger Capital Appreciation Fund - Class A* †	1,133,012	15,148,373
Large Value: 10.3%
John Hancock Classic Value Fund - Class A †	993,318	15,704,352
Mid-Cap Value: 8.6%
JPMorgan Value Advantage Fund - Class A †	793,523	13,108,999
Real Estate: 5.5%
Forward Select Income Fund - Class A †	379,397	8,297,415
Small Growth: 6.3%
Pioneer Oak Ridge Small Cap Growth Fund - Class A* †	397,012	9,615,625
Small Value: 33.7%
Allianz NFJ Small-Cap Value Fund - Class A †	550,741	13,878,661
Delaware Small Cap Value Fund - Class A †	263,867	8,520,251
Franklin MicroCap Value Fund - Class A †	457,192	13,935,223
Franklin Small Cap Value Fund - Class A †	393,520	15,099,378
		51,433,513
World Stock: 19.6%
Polaris Global Value Fund †	680,021	8,466,261
Templeton Growth Fund - Class A †	846,204	14,393,931
Wintergreen Fund †	567,382	6,990,141
		29,850,333
Total Mutual Funds (Cost $126,436,567)		157,628,869
Exchange Traded Funds: 3.0%
Miscellaneous Sector: 3.0%
iShares Dow Jones US Home Construction Index Fund †	336,600	4,560,930
Total Exchange Traded Funds (Cost $6,056,467)		4,560,930
Equity Securities: 3.4%
Telecommunication Services: 3.4%
Level 3 Communications, Inc.* †	3,150,000	5,103,000
Total Equity Securities (Cost $11,927,223)		5,103,000
	Principal Amount
Short-Term Investments: 0.1%
UMB Bank, n.a. Money Market Fiduciary ± †	$217,531	$217,531
Total Short-Term Investments (Cost $217,531)		217,531
Total Investments: 109.9% (Cost $144,637,788)		167,510,330
Liabilities less all other assets: (9.9)%		(15,072,399)
Net Assets: 100.0%		$152,437,931

Footnotes:
† As of March 31, 2010, all or a portion of the security has been pledged as collateral for a Fund loan.  The market value of the securities in the pledged account totaled $167,299,405 as of March 31, 2010.  See Note 6 of the Annual Report dated December 31, 2009 for more information.

* Non-income producing security.
± The short-term investment earns interest at variable rates. At March 31, 2010, the interest rate was 0.03%.
The accompanying notes are an integral part of the Schedule of Investments.

See accompanying Notes to Financial Statements.

Lifetime Achievement Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

Note 1.                      Federal Income Tax Information

At March 31, 2010, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$145,743,149
Gross Unrealized Appreciation	39,144,345
Gross Unrealized Depreciation	(17,377,164)
Net unrealized Appreciation on Investments	$21,767,181

Note 2.                         Statement of Financial Accounting Standards Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

Sector	Level 1	Level 2	Level 3
Mutual Funds
Diversified Emerging Markets	$3,173,959
Equity Precious Materials	11,296,300	-	-
Large Growth	15,148,373	-	-
Large Value	15,704,352	-	-
Mid-Cap Value	13,108,999	-	-
Real Estate	8,297,415	-	-
Small Growth	9,615,625	-	-
Small Value	51,433,513	-	-
World Stock	29,850,333	-	-
Exchange Traded Funds	4,560,930	-	-
Equity Securities
Telecommunication Services	5,103,000	-	-
Short-Term Investments	217,531	-	-
Total	$167,510,330	-	-

Item 2.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as amended, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	May 24, 2010

By:	/s/ Aron Huddleston
Aron D. Huddleston
Principal Financial Officer
Date:	May 24, 2010